Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Outstanding, Number of options		16,319,786	1,814,381
Exercisable, Number of options		5,913,492	1,209,464
Lower Than $0.01 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)	[1]
Outstanding, Number of options		230,425	230,425
Outstanding, Weighted average remaining contractual life (years)			3 years 4 months 24 days
Exercisable, Number of options		230,425	230,425
Exercisable, Weighted average remaining contractual life (years)			3 years 4 months 24 days
Exercise Price 0.03 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.03	$ 0.03
Outstanding, Number of options		19,288	19,597
Outstanding, Weighted average remaining contractual life (years)		3 years 9 months 18 days	5 years 9 months 18 days
Exercisable, Number of options		19,288	19,597
Exercisable, Weighted average remaining contractual life (years)		3 years 9 months 18 days	5 years 9 months 18 days
Exercise Price 0.07 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.07
Outstanding, Number of options		14,678,734
Outstanding, Weighted average remaining contractual life (years)		6 years
Exercisable, Number of options		4,579,857
Exercisable, Weighted average remaining contractual life (years)		6 years
Exercise Price 0.27 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.27	$ 0.27
Outstanding, Number of options		809,000	809,000
Outstanding, Weighted average remaining contractual life (years)		5 years	8 years 7 months 6 days
Exercisable, Number of options		506,917	291,125
Exercisable, Weighted average remaining contractual life (years)		4 years 10 months 24 days	8 years 4 months 24 days
Exercise Price 0.34 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.34	$ 0.34
Outstanding, Number of options		8,020	8,020
Outstanding, Weighted average remaining contractual life (years)		2 years 10 months 24 days	3 years 10 months 24 days
Exercisable, Number of options		8,020	8,020
Exercisable, Weighted average remaining contractual life (years)		2 years 10 months 24 days	3 years 10 months 24 days
Exercise Price 0.92 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 0.92	$ 0.92
Outstanding, Number of options		540,501	650,424
Outstanding, Weighted average remaining contractual life (years)		3 years 4 months 24 days	6 years 2 months 12 days
Exercisable, Number of options		535,168	563,382
Exercisable, Weighted average remaining contractual life (years)		3 years 4 months 24 days	6 years
Exercise Price 4.72 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 4.72	$ 4.72
Outstanding, Number of options		1,068	1,068
Outstanding, Weighted average remaining contractual life (years)		1 year 2 months 12 days	2 years 2 months 12 days
Exercisable, Number of options		1,068	1,068
Exercisable, Weighted average remaining contractual life (years)		1 year 2 months 12 days	2 years 2 months 12 days
Exercise Price 5.05 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 5.05	$ 5.05
Outstanding, Number of options		2,769	2,769
Outstanding, Weighted average remaining contractual life (years)		1 year 2 months 12 days	2 years 2 months 12 days
Exercisable, Number of options		2,769	2,769
Exercisable, Weighted average remaining contractual life (years)		1 year 2 months 12 days	2 years 2 months 12 days
Exercise Price 5.73 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)		$ 5.73	$ 5.73
Outstanding, Number of options		29,981	29,981
Outstanding, Weighted average remaining contractual life (years)		2 years 9 months 18 days	3 years 9 months 18 days
Exercisable, Number of options		29,981	29,981
Exercisable, Weighted average remaining contractual life (years)		2 years 9 months 18 days	3 years 9 months 18 days
Exercise Price 0.45 [Member]
Share Capital (Details) - Schedule of options granted to officers, directors, employees, consultants and service providers [Line Items]
Exercise price (in Dollars per share)			$ 0.45
Outstanding, Number of options			63,097
Outstanding, Weighted average remaining contractual life (years)			8 months 12 days
Exercisable, Number of options			63,097
Exercisable, Weighted average remaining contractual life (years)			8 months 12 days

[1]	Represents an amount lower than $0.01.